Note 9 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Gross carrying amount	$ 214,482	$ 182,785
Accumulated amortization	74,925	61,823
Net	139,557	120,962
Trademark and Trade Names [Member]
Indefinite life	23,604	23,639
Indefinite life	23,604	23,639
Customer Lists and Relationships [Member]
Gross carrying amount	168,998	134,112
Accumulated amortization	64,397	50,029
Net	104,601	84,083
Franchise Rights [Member]
Gross carrying amount	5,301	5,444
Accumulated amortization	3,478	3,222
Net	1,823	2,222
Trademarks and Trade Names [Member]
Gross carrying amount	2,993	2,312
Accumulated amortization	1,484	1,220
Net	1,509	1,092
Management Contracts and Other [Member]
Gross carrying amount	13,586	13,690
Accumulated amortization	5,566	4,213
Net	$ 8,020	9,477
Brokerage Backlog [Member]
Gross carrying amount		3,588
Accumulated amortization		3,139
Net		$ 449